Costs of Sales (Tables)	6 Months Ended
Jun. 30, 2026
Costs of Sales
Schedule of costs of sales

	For the three months ended		For the six months ended
	June 30,		June 30,
	2026	2025	2026	2025
Costs of stream sales	$40.6	$30.3	$80.6	$63.7
Mineral production taxes	1.9	0.8	4.1	1.4
Mining costs of sales	$42.5	$31.1	$84.7	$65.1
Energy costs of sales	3.4	2.4	7.7	6.9
	$45.9	$33.5	$92.4	$72.0